Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses
Note 5. Accrued Expenses
Accrued expenses consisted of the following as of June 30, 2024 and December 31, 2023:

($ in thousands)	June 30, 2024	December 31, 2023
Employee compensation and benefits	$377	$187
External research and development expenses	446	635
Professional and consulting fees	363	669
Restructuring	458	—
Other	41	75

Total accrued expenses	$1,685	$1,566

Accrued restructuring expenses of $0.5 million as of June 30, 2024 relate to one-time
termination benefits payable to former employees, including an executive, which are payable through the fourth quarter of 2024. See Note 2.

Note 4. Accrued Expenses
Accrued expenses consisted of the following as of December 31, 2023 and 2022:

($ in thousands)	December 31, 2023	December 31, 2022
Employee compensation and benefits	$187	$1,426
External research and development expenses	635	1,446
Professional and consulting fees	669	148
Other	75	128

Total accrued expenses	$1,566	$3,148